Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities
Net income (loss)	$ (7,132,464)	$ (3,176,464)	$ 2,670,414
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	551,767	526,460	94,444
Stock-based compensation	1,749,446	20,000
Changes in operating assets and liabilities:
Accounts receivable - related party		3,478,900	(3,478,900)
Inventories	1,055	(97,674)	(111,000)
Prepaid expenses	(521,949)	116,327	25,066
Other receivable - related party	162,335	116,180	(116,180)
Other receivable - others	(318)	11,258
Deposits - related party	2,570	(4,966)
Deposits - others	660,132	(382,534)	(389,320)
Accrued expenses	506,822	(59,940)	131,918
Other payable - related party	(2,373,180)	(1,638,890)	3,224,263
Other payable - others	392,299	(133,759)	1,043,737
Net Cash Provided by (Used for) Operating Activities	(6,001,485)	(1,225,102)	3,094,442
Cash Flows from Investing Activities
Prepaid investment			(700,000)
Purchase of property and equipment	(273,015)	(3,686,597)	(78,508)
Acquisitions of intangible assets			(4,950,000)
Acquisitions of goodwill		(319,688)
Net Cash Used for Investing Activities	(273,015)	(4,006,285)	(5,728,508)
Cash Flows from Financing Activities
Proceeds from short-term bank loan	10,000
Proceeds from issuance of common stock	4,387,428	3,600,395	864,452
Proceeds from subscribed capital	1,527,513	1,862,643
Issuance of stock warrant	60,000	40,000
Payments on repurchase of unvested restricted stock		(666)
Contribution from non-controlling interest in subsidiary		50
Net Cash Provided by Financing Activities	5,984,941	5,502,422	864,452
Net Increase (Decrease) in Cash	(289,559)	271,035	(1,769,614)
Cash from acquired subsidiaries	2,354	21,650
Cash, Beginning of Year	312,173	19,498	1,789,112
Foreign currency translation effect on cash	(3,464)	(10)
Cash, End of Year	21,504	312,173	19,498
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for income taxes	6,239	800
Cash paid during the year for interest	131
Non-cash operating, investing and financing activities:
Construction in progress transferred to other receivable	410,000
Restricted stock deposit liability transferred to common stock	3,287	4,284	6,159
Other payable to related parties transferred to common stock	2,027,400
Net payment for acquisition of subsidiaries
Cash	5,704	21,650
Inventories		1,055
Prepaid expenses	16,500	2,784
Other receivable - related party	210,259
Other receivable - others		12,149
Property and equipment, net	5,152	6,642
Goodwill	344,594	1,105,942
Other assets		20,959
Accrued expenses	(60,640)
Other payable	(518,219)	(151,131)
Non-controlling interest		(50)
Total payment for acquisition of subsidiaries	3,350	1,020,000
Transferred from prepaid investment		(700,000)
Net payment for acquisition of subsidiaries	$ 3,350	$ 320,000